NOTES PAYABLE (Details 1) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
NOTES PAYABLE
2024		$ 1,570,886
2025	$ 1,622,349	2,032,967
2026	420,633	457,784
2027	353,961	312,314
2029 and thereafter	153,291	232,276
Total Debt	4,267,972	4,606,227
Less: notes payable - current portion	(1,622,349)	1,570,886
Notes payable - long term portion	$ (2,645,623)	$ (3,035,341)